Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Schedule of trade and other receivables

	June 30, 2025	June 30, 2024

Accounts receivable	$8,572	$966
GST/HST receivable	2,684	-
Due from related party (note 24)	55	-
Other receivable	2	323
Credit loss allowance (1) (2)	(26)	(174)
	$11,287	$1,115

(1)	In 2017, the Company entered into a sales contract with a group of limited partnerships now known as Solar Flow-Through Funds Ltd. (“SFF”) to provide development services for solar photovoltaic projects. The Company had written off receivables totaling $6,486 in the year ended June 30, 2019 due to cancellation of the projects by the Ontario government. During the year ended June 30, 2024, the previously written down $6,486 was partially settled by SFF with $1,750 in cash and through the issuance of 1,052,599 common shares of SFF. As the result, the Company recorded $4,839 in other income for the year ended June 30, 2024.

(2)	The Company’s changes in credit loss allowance for the year ended June 30, 2025 and 2024 are as follows:

	June 30, 2025	June 30, 2024

Credit loss allowance, beginning of the year	$(174)	$(6,486)
Recognition of credit loss	(26)	(174)
Recovery of credit loss	34	4,839
Written-off of credit loss	140	1,647
Credit loss allowance, end of the year	$(26)	$(174)